SEMI ANNUAL REPORT


                                    COLORADO
                                DOUBLE TAX-EXEMPT
                                    BOND FUND


                                  June 30, 1999


                                     [LOGO]

          600 17th Street, Suite 2610 S. Tower, Denver, Colorado 80202
                     Statewide Call Toll Free 1-800-279-4426
                    From the Denver Area Call (303) 623-7500

                   COLORADO DOUBLE TAX- EXEMPT BOND FUND, INC.
                             SCHEDULE OF INVESTMENTS
                          SHORT- INTERMEDIATE PORTFOLIO
                                  June 30, 1999
                                   (Unaudited)

 Face                                                              Bond Rating
Amount                                                             Moody's/S&P     Market Value
-------                                                            -----------     ------------
               CERTIFICATES OF PARTICIPATION 12.90%
100,000        Adams & Arapahoe Counties, Joint School District,
               6.25%, 06/15/07                                        Aaa/AAA      $    105,641
 20,000        Aims Junior College District,
               6.40%, 12/01/00                                          A3/NR            20,040
 10,000        Conejos & Alamosa County, School District RE1J,
               7.40%, 12/01/10                                         NR/AA-            10,718
100,000        El Paso County, School District 38,
               6.25%, 12/01/01                                           A/A2           104,026
 20,000        Weld County, Administration Building Lease,
               6.40%, 08/01/00                                        Baa1/NR            20,537
                                                                                   ------------
TOTAL CERTIFICATES OF
PARTICIPATION (Cost $261,511)                                                           260,962
                                                                                   ------------
               ESCROWED IN U.S. GOVERNMENT SECURITIES 6.57%
30,000         Adams County, Single Family Mortgage Series A,
               8.875%, 08/01/04                                        AAA/NR            35,679
 5,000         Arapahoe County, Single Family Mortgage,
               Zero Coupon, 09/01/10                                   NR/AAA             2,812
30,000         Arvada,
               8.00%, 12/01/03                                        AAA/AA-            34,352
10,000         Castle Pines Metropolitan District,
               7.625%, 12/01/15                                       Aaa/AAA            10,657
40,000         Pueblo County, Hospital Facilities Series B,
               7.50%, 09/01/01                                          NR/NR            40,673
20,000         Thornton Capital Appreciation,
               Zero Coupon, 12/01/10                                  Aaa/AAA             8,602
TOTAL ESCROWED IN U.S.                                                             ------------
GOVERNMENT SECURITIES (Cost $133,004)                                                   132,775
                                                                                   ------------

               GENERAL OBLIGATION BONDS 24.16%
               County/City/Special District/School District 22.91%
80,000         Adams County, School District #12,
               6.20%, 12/15/09                                        Aaa/AAA            85,503
25,000         Adams County, School District #12,
               6.20%, 12/15/10                                        Aaa/AAA            26,564
40,000         Arrowhead Metropolitan District,
               4.85%, 12/01/10                                          NR/NR            37,714
85,000         Boulder Valley, School District RE-2,
               6.25%, 10/15/08                                         Aa3/AA            88,763


               The accompanying notes are an integral part of these financial statements.

                   COLORADO DOUBLE TAX- EXEMPT BOND FUND, INC.
                             SCHEDULE OF INVESTMENTS
                          SHORT- INTERMEDIATE PORTFOLIO
                                  June 30, 1999
                                   (Unaudited)

                                   (Continued)

 Face                                                              Bond Rating
Amount                                                             Moody's/S&P     Market Value
-------                                                            -----------     ------------

               GENERAL OBLIGATION BONDS 24.16%
               County/City/Special District/School District 22.90%
 40,000        Broomfield, Capital Appreciation Series B,
               Zero Coupon, 12/01/09                                    A1/NR            21,416
 50,000        El Paso County, School District #20,
               5.15%, 12/15/03                                        Aa3/AA-            51,451
100,000        Highlands Ranch Metropolitan District #3,
               5.00%, 12/01/09                                           NR/A            98,837
 50,000        Thornton,
               6.05%, 12/01/06                                        Aaa/AAA            53,005
                                                                                   ------------
                                                                                        463,253
               Special Tax 1.25%                                                   ------------
 25,000        Boulder Open Space Acquisition,
               7.20%, 08/15/13                                        Aa1/AA+            25,365
                                                                                   ------------
TOTAL GENERAL OBLIGATION BONDS (Cost $496,426)                                          488,618
                                                                                   ------------

               REVENUE BONDS  54.44%
               Education  1.32%
 25,000        Colorado State Board Agriculture, Fort Lewis College,
               6.50%, 10/01/06                                        Aaa/AAA            26,604
               Hospital  15.82%                                                    ------------
 25,000        Colorado Health Facilities, Craig Hospital,
               4.90%, 12/01/03                                          A2/NR            25,353
195,000        Colorado Health Facilities, National Benevolent
               Association, 4.60%, 02/01/03                           Baa1/NR           194,064
100,000        University Hospital Authority, Series A,
               4.90%, 11/15/08                                         Aaa/NR           100,490
                                                                                   ------------
                                                                                        319,907
               Housing  7.79%                                                      ------------
100,000        Colorado Housing Finance Authority, Single
               Family Series A, 6.20%, 11/01/99                       Aa1/AA+           100,506
 20,000        Colorado Housing Finance Authority, Single
               Family Series AA, 5.05%, 11/01/07                      Aa1/AA+            20,229
 35,000        Pueblo County Single Family Mortgage,
               GNMA/FNMA Backed Series A, 6.30%, 06/01/03              NR/AA-            36,899
                                                                                   ------------
                                                                                        157,634
               Industrial Development 9.47%                                        ------------
120,000        Boulder County Industrial Development, May
               Department Stores, 6.25%, 09/01/07                        NR/A           125,800
 65,000        Broomfield Industrial Development, Albertsons Inc.,
               5.35%, 02/01/00                                          NR/A+            65,677
                                                                                   ------------
                                                                                        191,477
               Sales Tax 0.63%                                                     ------------
 10,000        Mesa County Sales Tax,
               10.00%, 12/01/13                                       Aaa/AAA            12,831
                                                                                   ------------
               The accompanying notes are an integral part of these financial statements.

                   COLORADO DOUBLE TAX- EXEMPT BOND FUND, INC.
                             SCHEDULE OF INVESTMENTS
                          SHORT- INTERMEDIATE PORTFOLIO
                                  June 30, 1999
                                   (Unaudited)

                                  (Continued)

 Face                                                              Bond Rating
Amount                                                             Moody's/S&P     Market Value
-------                                                            -----------     ------------
               Special Tax 12.27%
100,000        Colorado State Fair Authority,
               6.40%, 12/01/00                                          NR/NR           102,782
115,000        Denver, City & County Excise Tax Series A,
               5.00%, 11/01/08                                        Aaa/AAA           114,875
 30,000        Denver, City & County Excise Tax,
               7.15%, 09/01/10                                        Aaa/AAA            30,488
                                                                                   ------------
                                                                                        248,145
               Utility 7.14%                                                       ------------
 60,000        Colorado Water Reservoir Power Authority, Clean Water
               7.00%, 09/01/12                                        Aaa/AAA            63,883
 80,000        Platte River Power Authority Series DD,
               5.00%, 06/01/08                                        Aaa/AAA            80,598
                                                                                   ------------
                                                                                        144,481
                                                                                   ------------
TOTAL REVENUE BONDS (Cost $1,111,295)                                                 1,101,079
                                                                                   ============




  6,523        MUTUAL FUNDS  0.32%
               Firstar Bank Tax Free Fund,
                  (Cost $6,523)                                                           6,523
                                                                                   ============
TOTAL INVESTMENTS
   (Cost $2,008,759)                                                      98.39%   $  1,989,957

Other assets in excess of liabilities                                      1.61%         32,591
                                                                   -------------   ------------
NET ASSETS                                                               100.00%   $  2,022,548
                                                                   =============   ============






               The accompanying notes are an integral part of these financial statements.

                     COLORADO DOUBLE TAX- EXEMPT BOND FUND, INC.
                               SCHEDULE OF INVESTMENTS
                                   INCOME PORTFOLIO
                                    June 30, 1999
                                     (Unaudited)

  Face                                                              Bond Rating
 Amount                                                             Moody's/S&P    Market Value
--------                                                           -------------   ------------
                 CERTIFICATES OF PARTICIPATION  5.57%
 $15,000         El Paso County, School District 38,
                 6.90%, 12/01/13                                        Aaa/AAA    $     15,723
 100,000         Englewood, Civic Center Project,
                 5.10%, 6/01/18                                         Aaa/AAA          95,588
 100,000         Moffat County, Public Safety,
                 5.125%, 6/01/23                                        Aaa/AAA          96,652
 TOTAL CERTIFICATES OF                                                             ------------
 PARTICIPATION  (Cost $214,662)                                                         207,963
                                                                                   ------------
                 GENERAL OBLIGATION 11.67%
  50,000         El Paso County, School District 11,
                 7.10%, 12/01/18                                        Aa3/AA-          60,678
 100,000         Highlands Ranch Metropolitan District 3, Series B,
                 5.125%, 12/01/12                                          NR/A          98,796
 100,000         Highlands Ranch Metropolitan District 3,
                 5.30%, 12/01/19                                           NR/A          96,904
  50,000         Interstate South Metropolitan District,
                 6.00%, 12/01/20                                          NR/A+          51,575
 125,000         Larimer County School District R-1, Poudre,
                 5.50%, 12/15/13                                         Aa3/AA-        127,911
                                                                                   ------------
 TOTAL GENERAL OBLIGATION  (Cost $448,078)                                              435,864
                                                                                   ------------
                 ESCROWED IN U.S. GOVERNMENT SECURITIES 4.46%
   5,000         Adams County, Building Authority,
                 Zero Coupon, 08/15/12                                   NR/AAA           2,516
 300,000         Aurora Single Family Mortgage,
                 Zero Coupon, 11/01/12                                   NR/AAA         148,557
  15,000         Platte River Power Authority, Series AA,
                 5.75%, 06/01/18                                         AAA/A+          15,538
 TOTAL ESCROWED IN U.S.                                                            ------------
 GOVERNMENT SECURITIES (Cost $177,155)                                                  166,611
                                                                                   ------------
                 REVENUE BONDS  73.88%
                 Airport  0.68%
  25,000         Denver City & County Airport, Series A,
                 5.70%, 11/15/25                                        Aaa/AAA          25,439
                 Education 12.62%                                                  ------------
 255,000         Colorado Postsecondary Educational Facilities,
                 6.00%, 03/01/16                                         A2/AAA         267,526

                 The accompanying  notes are an integral part of these financial statements.

                    COLORADO DOUBLE TAX- EXEMPT BOND FUND, INC.
                               SCHEDULE OF INVESTMENTS
                                   INCOME PORTFOLIO
                                    June 30, 1999
                                     (Unaudited)

  Face                                                              Bond Rating
 Amount                                                             Moody's/S&P    Market Value
--------                                                           -------------   ------------

                 Education 12.62%
 100,000         Colorado State College Board, Adams State,
                 5.75%, 05/15/19                                        Aaa/AAA         102,540
 100,000         University of Northern Colorado, Aux Facilities,
                 5.60%, 06/01/24                                        Aaa/AAA         101,366
                                                                                   ------------
                                                                                        471,432
                 Hospitals  26.58%                                                 ------------
 250,000         Colorado Health Facilities, Catholic Health,
                 5.00%, 12/01/28                                         Aa2/AA         229,540
 400,000         Colorado Health Facilities, Catholic Health,
                 5.00%, 12/01/18                                         Aa2/AA         374,712
 120,000         Colorado Health Facilities, Childrens Hospital,
                 5.25%, 10/01/26                                        Aaa/AAA         121,208
 20,000          Colorado Health Facilities, Cleo Wallace,
                 7.00%, 08/01/15                                          NR/NR          20,586
 100,000         Colorado Health Facilities, Vail Valley Medical
                 Center, Series A, 6.60%, 01/15/20                       NR/BBB         107,388
 150,000         University Colorado Hospital Authority, Series A,
                 5.00%, 11/15/29                                         Aaa/NR         139,625
                                                                                   ------------
                                                                                        993,059
                 Housing  10.84%                                                   ------------
  75,000         Adams County, Housing Authority Mortgage,
                 5.80%, 12/01/22                                           NR/A          77,666
  30,000         Colorado Housing Finance Authority, Single
                 Family Housing, 5.60%, 11/01/16                        Aa1/AA+          30,389
  50,000         Colorado Housing Finance Authority, Multi Series A,
                 5.90%, 10/01/29                                         Aa2/AA          51,367
 105,000         Colorado Housing Finance Authority, Single Family,
                 Series A-1 8.00%, 08/01/17                              NR/AA+         107,411
  25,000         El Paso County, Multi Mortgage, Cottonwood
                 Terrace, 5.875%, 09/20/28                               Aaa/NR          25,539
  50,000         San Miguel County, Housing Authority,
                 6.40%, 07/01/23                                          NR/NR          53,052
  55,000         Snowmass Village Multifamily Housing, Series A,
                 8.00%, 09/01/14                                          NR/NR          59,533
                                                                                   ------------
                                                                                        404,957
                 Industrial Development  1.53%                                     ------------
  25,000         Morgan County Pollution, Public Service,
                 5.50%, 06/01/12                                        Aaa/AAA          25,315
  30,000         Otero County Industrial Development Citizens
                 Utility, 7.10%, 08/01/20                                NR/AA+          31,890
                                                                                   ------------
                                                                                         57,205
                 Special Tax  2.52%                                                ------------
  90,000         Colorado State Fair Authority,
                 7.40%, 12/01/12                                          NR/NR          93,966
                 Utility  19.11%                                                   ------------
                 Colorado Springs Utilities,
  25,000         6.50%, 11/15/15                                         Aa2/AA          26,655
 130,000         6.125%, 11/15/20                                        Aa2/AA         136,310
 230,000         6.00%, 11/15/18                                         Aa2/AA         240,569

                 The accompanying  notes are an integral part of these financial statements.

                    COLORADO DOUBLE TAX- EXEMPT BOND FUND, INC.
                               SCHEDULE OF INVESTMENTS
                                   INCOME PORTFOLIO
                                    June 30, 1999
                                     (Unaudited)

  Face                                                              Bond Rating
 Amount                                                             Moody's/S&P    Market Value
--------                                                           -------------   ------------

                 Utility  19.11%
  60,000         Colorado Springs Utilities, Series A,
                 5.125%, 11/15/23                                        Aa2/AA          56,803
 225,000         Colorado Springs Utilities, Sub Lien Series A,
                 4.75%, 11/15/26                                         Aa2/AA         199,080
  50,000         Upper Eagle Regal Water Authority,
                 6.70%, 12/01/18                                          NR/NR          54,572
                                                                                   ------------
                                                                                        713,989
                                                                                   ------------
 TOTAL REVENUE BONDS (Cost $2,833,811)                                                2,760,047
                                                                                   ============

                 MUTUAL FUNDS  3.50%
 130,800         Firstar Bank Tax Free Fund,
                 (Cost 130,800)                                                         130,800
                                                                                   ============

 TOTAL INVESTMENTS
    (Cost $3,804,506)                                                    99.08%    $  3,701,285

 Other assets in excess of liabilities                                    0.92%          34,243
                                                                   ------------    ------------
 NET ASSETS                                                             100.00%    $  3,735,528
                                                                   ============    ============

                 The accompanying  notes are an integral part of these financial statements.


                           COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                               STATEMENT OF ASSETS AND LIABILITIES
                                          June 30, 1999
                                           (Unaudited)

                                                                        Short/
                                                                     Intermediate      Income
                                                                       Portfolio      Portfolio
                                                                      -----------    -----------
ASSETS:
Investments in securities, at value (Cost $2,008,759
   and $3,804,507, respectively) (Note 6)                             $ 1,989,957    $ 3,701,285
Receivable from advisor (Note 3)                                           20,379         19,077
Interest receivable                                                        26,912         34,014
Prepaid insurance                                                           3,425          3,551
Service deposit                                                             3,000          3,000
                                                                      -----------    -----------
     Total assets                                                       2,043,673      3,760,927
                                                                      -----------    -----------


LIABILITIES:
Payable for dividends declared                                              3,723          7,556
Accrued expenses                                                           17,402         17,843
                                                                      -----------    -----------
      Total liabilities                                                    21,125         25,399
                                                                      -----------    -----------
Net Assets                                                            $ 2,022,548    $ 3,735,528
                                                                      ===========    ===========
NET ASSETS CONSIST OF:
Capital stock, $.001 par value;  limited
      shares authorized; 201,769 and 381,412
      shares outstanding, respectively (Note 5)                       $       202    $       381
Additional paid in capital                                              2,041,313      3,865,128
Accumulated undistributed net realized
      gain (loss) from security transactions                                 (165)       (26,760)
Net unrealized appreciation (depreciation)
      of investments                                                      (18,802)      (103,221)
                                                                      -----------    -----------
Net Assets                                                            $ 2,022,548    $ 3,735,528
                                                                      ===========    ===========
Net asset value,  redemption and offering price per share
      ($2,022,548/201,769 and $3,735,528/ 381,412 shares of capital
      stock outstanding, respectively) (Note 5)                       $     10.02    $      9.79
                                                                      ===========    ===========



        The accompanying notes are an integral part of the financial statements.

                        COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                                  STATEMENT OF OPERATIONS
                                 For the six months ended
                                       June 30, 1999
                                        (Unaudited)
                                                           Short
                                                       Intermediate     Income
                                                         Portfolio    Portfolio
                                                       ------------  ----------
Investment Income:

Interest                                                $  48,039    $  82,127
                                                       ----------    ---------
     Total income                                          48,039       82,127
                                                       ----------    ---------

Expenses:
Investment advisory fee (Note 3)                            2,164        3,629
Distribution fee (Note 4)                                   2,352        3,945
Administrative fee (Note 3)                                15,056       14,967
Transfer agent fee (Note 3)                                 6,282        6,215
Audit fee                                                   5,287        5,191
Custody fee                                                 3,844        3,896
Printing fees                                               1,340        1,335
Directors fees and expenses                                 1,805        1,736
Registration                                                  217          215
Legal fee                                                   7,029        6,964
Insurance expense                                           3,934        3,851
Other                                                       1,000          304
                                                       ----------    ---------
     Total expenses                                        50,310       52,248
                                                       ----------    ---------
Less:  Expense reimbursement from advisor (Note 3)        (43,912)     (41,518)
                                                       ----------    ---------
     Net expenses                                           6,398       10,730
                                                       ----------    ---------

     Net investment income                                 41,641       71,397
                                                       ----------    ---------
Realized and Unrealized Gain (Loss) on Investments:
     (Note 2)
Net realized (loss) on investments                            (91)     (26,763)
Unrealized depreciation of investments
    for the period                                        (31,192)    (113,453)
                                                       ----------    ---------
Net loss on investments                                   (31,283)    (140,216)
                                                       ----------    ---------
Net increase/(decrease) in net assets from operations   $  10,358    ($ 68,819)
                                                       ==========    =========


            The accompanying notes are an integral part of these financial statements.


        Colorado Double Tax Exempt Bond Funds Inc., Statement of Changes



                                                         For the six         For the year      For the six         For the year
                                                         Months ended           ended         Months ended           ended
                                                         June 30, 1999       December 31,     June 30, 1999        December 31,
                                                         (Unaudited)            1998           (Unaudited)            1998
                                                         -----------         -----------       -----------         -----------
                                                           Short/Intermediate Portfolio               Income Portfolio



Increase in Net Assets from Operations:

Net investment income                                    $    41,641         $    51,404       $    71,397         $    73,955
Net realized gain (loss) on investments                          (91)              7,047           (26,763)             19,036
Unrealized appreciation (depreciation) for the period        (31,192)             12,229          (113,453)              6,243
                                                         -----------         -----------       -----------         -----------
Net increase (decrease) in net assets
     from operations                                          10,358              70,680           (68,819)             99,234
                                                         -----------         -----------       -----------         -----------
Distributions paid to shareholders:

From net investment income($.22, $.44 and $.23,
     $.47 per share, respectively)                           (41,641)            (51,404)          (71,397)            (73,955)
From net realized gains($.04 and $.09 per share
     respectively)                                                 0              (7,121)                0             (19,331)

Capital share transactions (Note 5)                          183,679           1,807,091         1,663,690           1,885,856
                                                         -----------         -----------       -----------         -----------
      Total increase in net assets                           152,396           1,819,246         1,523,474           1,891,804
                                                         -----------         -----------       -----------         -----------
Net Assets:
Beginning of period                                        1,870,152              50,906         2,212,054             320,250
                                                         -----------         -----------       -----------         -----------
End of period                                            $ 2,022,548         $ 1,870,152       $ 3,735,528         $ 2,212,054
                                                         ===========         ===========       ===========         ===========



   The accompanying notes are an integral part of these financial statements.

                             COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                                    SHORT INTERMEDIATE PORTFOLIO
                                        FINANCIAL HIGHLIGHTS
                        (For a fund share outstanding throughout the period)
                                                                                         For the period
                                                                                        October 28, 1997
                                                     For the six       For the year    (Commencement of
                                                     Months ended         ended          operations) to
                                                    June 30, 1999    December 31, 1998  December 31, 1997
                                                     (Unaudited)
                                                   ------------        ------------        ---------
Net asset value, beginning of period               $      10.19        $      10.03        $   10.00
                                                   ------------        ------------        ---------
Income from investment operations:
     Net investment income                                 0.22                0.44             0.07
     Net realized and unrealized gain (loss)
     on investments                                       (0.17)               0.20             0.03
                                                   ------------        ------------        ---------
    Total from investment operations                       0.05                0.64             0.10
                                                   ------------        ------------        ---------
Less distributions:
      Dividends from net investment income                (0.22)              (0.44)           (0.07)
      Dividends from net realized gains                    0.00               (0.04)            0.00
                                                   ------------        ------------        ---------
Total distributions                                       (0.22)              (0.48)           (0.07)
                                                   ------------        ------------        ---------
Net asset value, end of period                     $      10.02        $      10.19        $   10.03
                                                   ============        ============        =========
Ratios/Supplemental Data:
Net assets, end of period (in 000's) ...........         2,023                1,870               51
Ratio of expenses to average net assets ........          5.35%   #           7.07%            84.89%  **
Ratio of expenses to average net assets,
     after reimbursement .......................          0.68%   #           0.68%             0.68%  **
Ratio of net investment income (loss) to average
     net assets ................................         (0.24)%  #          (2.22)%          (80.44)% **
Ratio of net investment income (loss) to average
     net assets, after reimbursement ...........          4.43%   #           4.16%             3.77%  **
Portfolio turnover rate ........................        135.93%             172.71%             0.00%

Total return * .................................          0.51%               6.53%             5.64%  **

*  Based on net asset value per share
#  Annualized
** The Portfolio was  capitalized on April 17, 1997,  with $50,000  representing
5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.



           The  accompanying  notes  are an  integral  part of  these  financial statements.


                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                                INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)
                                                                                             For the period
                                                                                            October 28, 1997
                                                    For the six         For the year        (Commencement of
                                                    Months ended            ended            operations) to
                                                   June 30, 1999      December 31, 1998     December 31, 1997
                                                   ------------          ------------          ----------
                                                    (Unaudited)


Net asset value, beginning of period               $      10.18          $      10.12          $    10.00
                                                   ------------          ------------          ----------
Income from investment operations:
     Net investment income                                 0.23                  0.47                0.09
     Net realized and unrealized gain (loss)
     on investments                                       (0.39)                 0.15                0.12
                                                   ------------          ------------          ----------
    Total from investment operations                      (0.16)                 0.62                0.21
                                                   ------------          ------------          ----------
Less distributions:
      Dividends from net investment income                (0.23)                (0.47)              (0.09)
      Dividends from net realized gains                    0.00                 (0.09)               0.00
                                                   ------------          ------------          ----------
Total distributions                                       (0.23)                (0.56)              (0.09)
                                                   ------------          ------------          ----------
Net asset value, end of period                     $       9.79          $      10.18          $    10.12
                                                   ============          ============          ==========
Ratios/Supplemental Data:
Net assets, end of period (in 000's)..............        3,736                 2,212                 320
Ratio of expenses to average net assets...........         3.31%   #             5.64%              24.20%   **
Ratio of expenses to average net assets,
     after reimbursement..........................         0.68%   #             0.68%               0.68%   **
Ratio of net investment income (loss) to average
     net assets...................................         1.89%   #            (0.38)%            (18.48)%  **
Ratio of net investment income (loss) to average
     net assets, after reimbursement..............         4.52%   #             4.58%               5.03%   **
Portfolio turnover rate...........................       173.87%               120.86%              25.64%

Total return *....................................        (1.65)%                6.33%              12.21%   **

*  Based on net asset value per share
# Annualized
** The Portfolio was  capitalized on April 17, 1997,  with $50,000  representing
5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.


   The accompanying notes are an integral part of these financial statements.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)

NOTE 1.   ORGANIZATION

       The Colorado Double Tax Exempt Bond Fund (the "Fund") was organized as a Maryland Corporation, on August 29, 1996, and commenced operations on October 28, 1997. The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. The Fund was formed to provide Colorado investors with as high a level of tax exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         Securities Valuations- Portfolio securities are valued at the last reported sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

         Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Dividends and Distributions- The Fund accrues dividends daily and distributes monthly all of its net investment income. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Organization Expenses- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $38,656. The Adviser has elected to incur these expenses.

         Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Interest income is recorded on an accrual basis.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)

         Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.   INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Funds Management Corporation (the "Manager") and subject to the authority of the Board of Directors, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.
     Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of .23%, of the Fund's average daily net assets.
     All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses. The Manager has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the Advisor's fee) of the average annual net assets of the Fund. The Manager is a wholly owned subsidiary of Isaak Bond Investments, Inc. ("The Principal Underwriter"). The Principal Underwriter is owned by certain Officers and Directors of the Fund.

     For the six months ended June 30, 1999, the Manager earned advisory fees of $5,793. The Manager earned $2,164 from the Short-Intermediate Portfolio, and $3,629 from the Income Portfolio, respectively. The Manager reimbursed the Fund $85,430 in expenses. The Manager reimbursed the Short-Intermediate Portfolio $43,912, and reimbursed the Income Portfolio $41,518, respectively.

     The Fund has agreements with American Data Services, Inc. (the "Administrator") to provide shareholder servicing, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. Costs incurred totaled $42,520, $21,338 for the Short-Intermediate Portfolio, and $21,182 for the Income Portfolio respectively, for the six months ended June 30, 1999. The agreements provide for minimum fees of $3,000 per portfolio plus expenses and transactional charges. The Fund is required to maintain a $3,000 per portfolio deposit with the Administrator.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)


NOTE 3. INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS (CONTINUED)

     The Fund's custody agreements with a bank provides for fees on a transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.


NOTE 4. DISTRIBUTION AGREEMENT

     Under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager for each of the Fund's portfolios, a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments to reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. For the six months ended June 30, 1999, the amount paid or accrued for such expenses was $6,297. The breakdown per Fund was, $2,352 for the Short-Intermediate Portfolio, and $3,945 for the Income Portfolio.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     As of June 30, 1999 there was an authorized number of $.001 par value shares of capital stock authorized for the Fund. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares were initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares were initially authorized as Class B Shares which constitute the Income Portfolio. The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Transactions in capital stock were as follows:

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)


NOTE 5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

Short-Intermediate Portfolio

                                             For the six months                    For the year
                                                   ended                              ended
                                                June 30, 1999                    December 31, 1998
                                           Shares           Amount             Shares          Amount
                                          -------       -----------           -------       -----------
Shares sold                                46,528       $   471,778           189,687       $ 1,920,879
Shares issued for reinvestment
   of dividends and distribution            3,728            37,850             5,756            58,616

Shares redeemed                           (32,100)         (325,949)          (16,904)         (172,404)
                                          -------       -----------           -------       -----------
Net increase                               18,156       $   183,679           178,539       $ 1,807,091
                                          =======       ===========           =======       ===========



Income Portfolio

                                             For the six months                     For the year
                                                   ended                               ended
                                                June 30, 1999                     December 31, 1998
                                           Shares           Amount              Shares          Amount
                                          -------        -----------           -------       -----------
Shares sold                               178,135        $ 1,800,511           169,620       $ 1,722,647

Shares issued for reinvestment
   of dividends and distribution            4,807             48,372            16,500           168,209

Shares redeemed                           (18,801)          (185,193)             (502)           (5,000)
                                          -------        -----------           -------       -----------
Net increase                              164,141        $ 1,663,690           185,618       $ 1,885,856
                                          =======        ===========           =======       ===========

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)


NOTE 6. INVESTMENTS

                                                         Short-Intermediate        Income
                                                              Portfolio          Portfolio
                                                            -----------         -----------
Purchases of investment securities                          $ 2,678,997         $ 6,406,613
                                                            ===========         ===========

Sales of investment securities                              $ 2,520,064         $ 5,258,905
                                                            ===========         ===========

Accumulated unrealized appreciation- January 1, 1999        $    12,390         $    10,232

 Less: Gross unrealized depreciation                            (31,192)           (113,453)
                                                            -----------         -----------

Accumulated unrealized appreciation- June 30, 1999          $   (18,802)        $  (103,221)
                                                            ===========         ===========

Aggregate cost of securities, Federal income tax purposes   $ 2,008,759         $ 3,804,507
                                                            ===========         ===========
